EXPLORATION AND EVALUATION ASSETS, Areas of Interest (Details)		12 Months Ended
		Jun. 30, 2018 USD ($) a	Jun. 30, 2017 USD ($)		Jun. 30, 2016 USD ($)
Areas of Interest [Abstract]
Carrying amount		$ 742,017 [1]	$ 177,800	[1]	$ 38,709
Piedmont Lithium Project [Member]
Areas of Interest [Abstract]
Carrying amount	[2]	$ 742,017	177,800
Surface area of property | a		1,199
Yalgoo Gold Project [Member]
Areas of Interest [Abstract]
Carrying amount	[3]	$ 0	$ 0

[1]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.
[2]	During fiscal 2017 and 2018 the Group entered into exclusive option agreements with local landowners, which upon exercise, allows the Group to purchase (or in some cases long term lease) approximately 1,199 acres of surface property and the associated mineral rights from the local landowners (the "Piedmont Lithium Project").
[3]	During fiscal 2017, the Group surrendered its Yalgoo gold tenement located in in Western Australia following a review of exploration results received to-date. Accordingly, the decision was taken to write-off all capitalised exploration costs associated with this tenement, being a total of US$39,251.